Accounts payable, accrued liabilities and asset retirement obligations, Movements in Contingent Liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements in Contingencies [Roll Forward]
Beginning balance	$ 34,355,359	$ 35,850,857
Business combination	182,686
Effect of translation	437,201	(1,738,359)
Increase of the year	6,580,005	7,361,456
Applications payments	(4,659,801)	(5,642,088)
Applications reversals	(1,941,634)	(1,476,507)
Ending balance	$ 34,953,816	$ 34,355,359